Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CURRENT INTEREST
CIK	dei_EntityCentralIndexKey	0000026262
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2024
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
John Hancock Money Market Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHMXX
John Hancock Money Market Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMCXX